SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total operating expenses	$ 2,510,314	$ 1,665,246	$ 9,490,540	$ 793,749
Chief Operating Decision Maker [Member]
Segment Reporting [Line Items]
Total operating expenses	$ 2,510,314	$ 1,665,246	$ 9,490,540	$ 793,749